Long-Term Debt	12 Months Ended
Dec. 31, 2017
Long-Term Debt [Abstract]
Long-Term Debt

6.Long –Term Debt

Facility	2017	2016
(a) Credit Facilities	250,104	344,564
(b) Term Bank Loans	1,512,978	1,421,479

Total	1,763,082	1,766,043
Less deferred finance costs, net	(11,213)	(12,188)
Total long-term debt	1,751,869	1,753,855
Less current portion of debt	(228,967)	(291,111)
Add deferred finance costs, current portion	3,084	2,976

Total long-term portion, net of current portion and deferred finance costs	1,525,986	1,465,720

(a) Credit facilities

As at December 31, 2017, the Company had two open reducing revolving credit facilities, both of which are reduced in semi-annual installments, and one open facility which has both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between October 2018 and April 2019. At December 31, 2017, there was no available unused amount. Interest is payable at a rate based on LIBOR plus a margin. At December 31, 2017, interest on these facilities ranged from 2.00% to 5.19%.

(b) Term bank loans

Term loan balances outstanding at December 31, 2017, amounted to $1,512,978. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments with balloon payments mainly due at maturity between September 2018 and January 2027. Interest rates on the outstanding loans as at December 31, 2017, are based on LIBOR plus a spread.

On May 23, 2017, the Company signed a new four-year bank loan for $122,500 relating to the refinancing of the aframax tankers Izumo Princess and Asahi Princess, the handysize product carrier Aegeas, the two panamax tankers World Harmony and Chantal and the two suezmax tankers Archangel and Alaska with matured debts between June 2017 and February 2018. The final drawdown amounts to $117,162. The loan is repayable in eight semi-annual installments with the first four amounting to $8,283 and the second four amounting to $7,312, commencing six months after the first drawdown date, plus a balloon of $54,782 payable together with the last installment.

On September 15, 2017, the Company signed a new seven and half year loan for $85,000 relating to the refinancing of the suezmax shuttle tanker Lisboa. The Company repaid the amount of $73,500 which was outstanding at the refinancing date and drew down $85,000 on the same date. The new loan is repayable in fifteen semi-annual installments of $2,833.33 commencing six months after the drawdown date, plus a balloon of $42,500 payable together with the last installment.

On December 21, 2017, the Company prepaid the amount of $35,994 to lenders due to sale of the two suezmax tankers Eurochampion 2004 and Euronike (Note 4).

On February 15, 2018, the Company signed a new five-year loan relating to the refinancing of eleven vessels with matured debts between October 2018 and April 2019. The total amount of the loan amounts to $162,575 and was drawn on April 3, 2018. The new loan is repayable in ten semi-annual installments of $11,561, commencing six months after the drawdown date, plus a balloon of $46,965 payable together with the last installment. On April 4, 2018, the Company prepaid $181,168 relating to the outstanding debt on the above eleven vessels.

At December 31, 2017, interest on these term bank loans ranged from 2.85% to 4.54%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2017	3.47%
Year ended December 31, 2016	2.71%
Year ended December 31, 2015	2.30%

Loan movements for credit facilities and term loans throughout 2017:

Loan	Origination Date	Original Amount	Balance at January 1, 2017	New Loans	Prepaid	Repaid	Balance at December 31, 2017
Credit facility[1]	2004	179,384	70,135	—	30,391	8,150	31,594
Credit facility	2005	220,000	30,920	—	29,100	1,820	—
Credit facility	2006	371,010	171,010	—	—	20,000	151,010
Credit facility	2007	120,000	72,500	—	—	5,000	67,500
10-year term loan	2007	88,350	44,190	—	—	5,520	38,670
10-year term loan	2009	38,600	20,110	—	—	2,234	17,876
8-year term loan	2009	40,000	21,352	—	18,688	2,664	—
12-year term loan	2009	40,000	23,750	—	—	2,500	21,250
10-year term loan	2010	39,000	22,100	—	—	2,600	19,500
7-year term loan	2010	70,000	42,160	—	37,520	4,640	—
10-year term loan	2010	43,924	24,617	—	—	3,218	21,399
9-year term loan	2010	42,100	26,500	—	—	2,600	23,900
10-year term loan	2011	48,000	30,400	—	—	3,200	27,200
9-year term loan	2011	48,650	32,434	—	—	3,243	29,191
8-year term loan	2011	73,600	73,600	—	—	6,133	67,467
8-year term loan	2012	73,600	73,600	—	—	6,942	66,658
7-year term loan	2013	18,000	13,575	—	—	1,620	11,955
7-year term loan	2014	42,000	36,400	—	—	2,800	33,600
6-year term loan	2014	193,239	167,826	24,212	—	10,841	181,197
6-year term loan	2014	39,000	33,800	—	—	2,600	31,200
7-year term loan	2014	40,400	16,598	23,802	—	1,341	39,059
6-year term loan	2014	78,744	32,114	46,630	—	1,150	77,594
6-year term loan	2014	39,954	16,598	23,356	—	—	39,954
5-year term loan	2015	35,190	35,190	—	—	1,955	33,235
7-year term loan	2015	35,190	35,190	—	—	2,199	32,991
7-year term loan	2015	39,900	36,273	—	—	3,627	32,646
5-year term loan	2015	82,775	77,602	—	—	10,347	67,255
6-year term loan	2015	46,217	41,595	—	—	4,622	36,973
8-year term loan	2015	73,500	39,200	34,300	71,200	2,300	—
7-year term loan	2015	44,800	43,200	—	—	3,200	40,000
12-year term loan	2016	309,824	251,199	42,630	625	19,269	273,935
2&5-year term loan	2016	60,000	60,000	—	35,994	11,200	12,806
5-year term loan	2016	33,104	32,180	—	—	5,092	27,088
4-year term loan	2016	18,125	18,125	—	—	3,625	14,500
7½-year term loan	2017	85,000	—	85,000	—	—	85,000
4-year term loan	2017	122,500	—	117,162	—	8,283	108,879

Total			1,766,043	397,092	223,518	176,535	1,763,082

[1] This credit facility includes a fixed interest rate portion amounting to $8,617 as at December 31, 2017.

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels owned by our subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $113,427 at December 31, 2017 and $108,139 at December 31, 2016, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Four loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $4,250. Four loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2017, the Company and its wholly owned subsidiaries had thirty-two loan agreements, totaling $1,763,082. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $883 has been reclassified within current liabilities at December 31, 2017.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditures on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2017, are as follows:

Period/Year	Amount
2018	228,084
2019	256,775
2020	257,857
2021	357,573
2022	201,838
2023 and thereafter	460,955

1,763,082